Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions			12 Months Ended
	Aug. 01, 2024	Aug. 01, 2023	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)		Oct. 31, 2022 CAD ($)
Disclosure of intangible assets material to entity [line items]
Cash flow projection period			five-year
Goodwill			$ 5,443	$ 5,425	[1]	$ 5,348
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,443	5,425
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954	954
Net additions and disposals of gross carrying amount			1	10
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			100	100
Net additions and disposals of gross carrying amount			39	361
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	4.50%	4.50%
Forecasted cash flows discounted at after-tax rate	10.00%	10.30%
Forecasted cash flows discounted at pre-tax rate	11.60%
Goodwill			4,318	4,300
Net additions and disposals of gross carrying amount			55	255
Capital Markets and Direct Financial Services [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			64	64
Net additions and disposals of gross carrying amount			1	0
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7	7
Net additions and disposals of gross carrying amount			1	$ 0
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss			$ 0
Low end level of price-to-earnings multiples	5.7	6
High end level of price-to-earnings multiples	12.4	11.6

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.